Segment Reporting (Details) - Schedule of revenues - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Application development services	[1]	$ 3,847,199	$ 20,323,422	$ 21,985,214
Consulting and technical support services		2,538,500	4,555,352	3,797,354
Subscription services		758,526	936,913	881,443
Trading revenue		3,338,584	6,277,141
Total revenues		$ 10,482,809	$ 32,092,828	$ 26,664,011

[1]	For the years ended December 31, 2022, 2021 and 2020, certain application development service arrangements included sales of IT equipment. Such revenue of $2,609,531, $14,472,010 and $6,299,982 was included in the application development service revenue for years ended December 31,2022, 2021 and 2020, respectively.